Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (184,166)
Carrying amount	(130,040)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(77,853)
Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(10,657)
Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(95,656)
Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(142,381)
Carrying amount	(96,495)
Borrowings | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(56,866)
Borrowings | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(5,511)
Borrowings | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(80,004)
Trade Payables [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(16,263)
Carrying amount	(16,263)
Trade Payables [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(16,263)
Lease Liabilities [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(11,924)
Carrying amount	(10,698)
Lease Liabilities [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(3,698)
Lease Liabilities [Member] | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(3,341)
Lease Liabilities [Member] | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,884)
Contingent Consideration
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(13,598)
Carrying amount	(6,584)
Contingent Consideration | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(1,026)
Contingent Consideration | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(1,805)
Contingent Consideration | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (10,768)